SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warranty provision [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 235	$ 285	$ 306
Additions	80	115	214
Deductions	(65)	(165)	(235)
Balance, ending	250	235	285
Provision for current expected credit losses [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	314	276	623
Additions	194	84	135
Deductions	(202)	(46)	(482)
Balance, ending	$ 306	$ 314	$ 276